Fair Values - Narrative (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Transfers into level 3	$ 30,926,616	$ 6,414,506
Fair Value Level 1
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3	(1,670,804)	(812,584)
Fair Value Level 2
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3	$ (477,254)	$ (4,428,950)